Quarterly Financial Data (Unaudited) (Details) - Quarterly Results of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 First Quarter [Member]	Mar. 31, 2011 First Quarter [Member]	Jun. 30, 2012 Second Quarter [Member]	Jun. 30, 2011 Second Quarter [Member]	Sep. 30, 2012 Third Quarter [Member]	Sep. 30, 2011 Third Quarter [Member]	Dec. 31, 2012 Fourth Quarter [Member]	Dec. 31, 2011 Fourth Quarter [Member]
Quarterly Financial Data (Unaudited) (Details) - Quarterly Results of Operations [Line Items]
Revenues	$ 212,046	$ 204,382	$ 196,152	$ 51,426	$ 48,294	$ 55,146	$ 53,754	$ 55,824	$ 54,685	$ 49,650	$ 47,649
Income from continuing operations	24,607	24,485	27,721	5,387	5,000	8,043	7,598	7,327	8,273	3,850	3,614
Income (loss) from discontinued operations	(6,421)	528	597	143	189	96	147	(28)	164	(6,632)	28
Net income (loss)	$ 18,186	$ 25,013	$ 28,318	$ 5,530	$ 5,189	$ 8,139	$ 7,745	$ 7,299	$ 8,437	$ (2,782)	$ 3,642
Basic and diluted net income (loss) per common share (in Dollars per share)	$ 0.20	$ 0.27	$ 0.31	$ 0.06	$ 0.06	$ 0.09	$ 0.08	$ 0.08	$ 0.09	$ (0.03)	$ 0.04
Distributions declared and paid per common share (in Dollars per share)	$ 0.77	$ 0.77	$ 0.77	$ 0.193	$ 0.193	$ 0.193	$ 0.193	$ 0.193	$ 0.193	$ 0.193	$ 0.193